NATURE AND CONTINUANCE OF OPERATIONS	12 Months Ended
Dec. 31, 2023
NATURE AND CONTINUANCE OF OPERATIONS
NATURE AND CONTINUANCE OF OPERATIONS
1.	NATURE AND CONTINUANCE OF OPERATIONS

Northern Dynasty Minerals Ltd. (the “Company”) is incorporated under the laws of the Province of British Columbia, Canada, and its principal business activity is the exploration of mineral properties.  The Company is listed on the Toronto Stock Exchange (“TSX”) under the symbol “NDM” and on the NYSE American Exchange (“NYSE American”) under the symbol “NAK”.  The Company’s corporate office is located at 1040 West Georgia Street, 14th floor, Vancouver, British Columbia.

The consolidated financial statements (“Financial Statements”) of the Company as at and for the year ended December 31, 2023, include financial information for the Company and its subsidiaries (together referred to as the “Group” and individually as “Group entities”).  The Company is the ultimate parent.  The Group’s core mineral property interest is the Pebble Copper-Gold-Molybdenum-Silver-Rhenium Project (the “Pebble Project”) located in Alaska, United States of America (“USA” or “US”).  All US dollar amounts when presented are denoted “US$” and expressed in thousands, unless otherwise stated.

The Group is in the process of exploring and evaluating the Pebble Project and has not yet determined whether the Pebble Project contains mineral reserves that are economically recoverable.  The Group’s continuing operations and the underlying value and recoverability of the amounts shown for the Group’s mineral property interests is entirely dependent upon the existence of economically recoverable mineral reserves; the ability of the Group to obtain financing to complete the exploration and development of the Pebble Project; the Group obtaining the necessary permits to mine; and future profitable production or proceeds from the disposition of the Pebble Project.

During the quarter ended December 31, 2023, the Group raised aggregate gross proceeds of $26,283.  Proceeds were raised through (i) a US$2,000 ($2,761) investment towards the second tranche pursuant to the royalty agreement (see below), (ii) the private placement of equity units for $3,422 (note 6(b)), and (iii) the issue in aggregate of US$15,000 ($20,100) in convertible notes (note 7).

As of December 31, 2023, the Group had $18,200 (2022 – $14,173) in cash and cash equivalents for its operating requirements and working capital (current assets minus current liabilities) of $899 (2022 – $14,765).  These Financial Statements have been prepared based on a going concern, which assumes that the Group will be able to raise sufficient funds to continue its exploration and development activities and satisfy its obligations as they come due.  For the year ended December 31, 2023, the Group incurred a net loss of $20,996 (2022 – $24,442), and had a deficit of $696,958 as of December 31, 2023 (2022 – $675,962).  The Group has prioritized the allocation of its financial resources to meet key corporate and Pebble Project expenditure requirements in the near term, including funding the ongoing activities relating to the appeal and remand of the Record of Decision (the “ROD”) and the Group’s response to the US Environmental Protection Agency (“EPA”)’s final determination (both discussed below).  Additional financing will be required to progress any material expenditures relating to the permitting of the Pebble Project.  Additional financing may include any of or a combination of debt, equity (subject to terms of the convertible notes (note 7)), royalties and/or contributions from possible new Pebble Project participants.  The Group received a US$2,000 investment towards the second US$12,000 tranche on execution of an amendment to the royalty agreement. The amendment provides the royalty holder with the right to fund the remainder of the second trance in five US$2,000 investments (note 3).  There can be no assurances that the Group will be successful in obtaining additional financing or funding when required.  If the Group is unable to raise the necessary capital resources and generate sufficient cash flows to meet obligations as they come due, the Group may, at some point, consider reducing or curtailing its operations.  As such, there is material uncertainty that raises substantial doubt about the Group’s ability to continue as a going concern.

These Financial Statements do not reflect adjustments to the carrying values and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern, and such adjustments could be material.

The Group, through the Pebble Limited Partnership (“Pebble Partnership”), initiated federal and state permitting for the Pebble Project under the National Environmental Protection Act (“NEPA”) by filing documentation for a Clean Water Act (“CWA”) 404 permit with the US Army Corps of Engineers (“USACE”) in December 2017.  The USACE published a draft Environmental Impact Statement (“EIS”) in February 2019 and completed a 120-day public comment period thereon on July 2, 2019.  In late July 2019, the EPA withdrew the determination initiated under Section 404(c) of the CWA in 2014 for the waters of Bristol Bay (“Proposed Determination”), which attempted to pre-emptively veto the Pebble Project before it received an objective, scientific regulatory review under NEPA.  On July 24, 2020, the USACE published the final EIS.  On November 25, 2020, the USACE issued a ROD rejecting the Pebble Partnership’s permit application, finding concerns with the proposed compensatory mitigation plan and determining the project would be contrary to the public interest.  The ROD rejected the compensatory mitigation plan as “non-compliant” and determined the project would cause “significant degradation” and was contrary to the public interest.  Based on this finding, the USACE rejected Pebble Partnership’s permit application under the CWA.  On January 19, 2021, the Pebble Partnership submitted its request for appeal of the ROD with the USACE Pacific Ocean Division (“USACE POD”) (the “RFA”).  On February 24, 2021, the USACE POD notified the Pebble Partnership that the RFA was complete and met the criteria for appeal and assigned a review officer (“RO”) to oversee the administrative appeal process at that time but subsequently assigned a new RO.  The USACE POD also indicated that due to the complexity of issues and volume of materials associated with the Pebble Project case, the review would take additional time than what federal regulations suggest, which was that the appeal should conclude within 90 days, and no case extend beyond one year.  In June 2021, the USACE POD completed the ‘administrative record’ for the appeal and provided a copy to the Pebble Partnership, following which the Pebble Partnership and its legal counsel reviewed the voluminous record for completeness and relevance to the USACE’s permitting decision, and its sufficiency to support a fair, transparent and efficient review.  An appeal conference was held in July 2022.  On April 24, 2023, the USACE POD issued its decision to remand the permit application denial to the USACE Alaska District (the “District”) so the District can re-evaluate specific issues.  As a result of the remand decision and in light of the EPA’s Final Determination (discussed below), the District was instructed to review the appeal decision and had 45 days to notify the parties how it plans to proceed.  Six extensions have been requested and granted.  The District’s current deadline was until the US Supreme Court acted on the State of Alaska’s bill of complaint challenging the EPA’s exercise of its CWA, Section 404(c) authority.  The State of Alaska had filed a Motion for Leave to File a Bill of Complaint with the US Supreme Court challenging the Final Determination on July 26, 2023, but subsequent to the reporting date on January 8, 2024, the Supreme Court announced they would not hear the State’s complaint directly and it would have to go through the normal US federal court process.  The District has not acted on this decision, but the Division Commander has informed the Company that it will provide an update on its decision, with no specific timeline for that response.  As a result, the outcome from the remand remains uncertain.

On October 29, 2021, the court granted the EPA’s motion for remand, and vacated the EPA’s 2019 withdrawal of the Proposed Determination decision, thus reinstating the Proposed Determination.  The court declined to impose a schedule on the EPA’s proceedings on remand.  On May 25, 2022, the EPA announced that it intended to advance its pre-emptive veto of the Pebble Project and issued a Revised Proposed Determination.  Public comments on the revised Proposed Determination closed on September 6, 2022.  The Pebble Partnership submitted extensive comments on the Revised Proposed Determination, objecting to the EPA’s pre-emptive veto of the Pebble Project and stating its concerns about legal and factual flaws therein.  On January 30, 2023, the EPA issued a Final Determination under Section 404(c) of the CWA, imposing limitations on the use of certain waters in the Bristol Bay watershed as disposal sites for certain discharges of dredged or fill material associated with development of a mine at the Pebble deposit.  This Final Determination is the concluding step in the administrative process set forth in 40 C.F.R. Part 231, which governs the EPA’s authority under Section 404(c) to veto permit decisions.  The Administrative Procedure Act (“APA”), 5 USC §551 et seq., which governs judicial review of agency decisions, provides that individuals aggrieved by agency action may seek judicial review of any “final agency action.”  The EPA’s administrative determination can be challenged by filing a lawsuit in US federal district court seeking reversal of that decision.

The Company and the Pebble Partnership are seeking judicial review of the Final Determination.  Subsequent to the reporting date, on March 15, 2024, the Company announced that it and the Pebble Partnership had filed two separate actions in the US federal courts challenging the federal government’s actions to prevent it and the Pebble Partnership from building a mine at the Pebble Project.